Earnings per share	6 Months Ended
Apr. 30, 2020
Text Block [Abstract]
Earnings per share
18.	Earnings per share

	For the three months ended			For the six months ended
($ millions)	April 30 2020	January 31 2020	April 30 2019	April 30 2020	April 30 2019
Basic earnings per common share
Net income attributable to common shareholders	$1,243	$2,262	$2,125	$3,505	$4,232
Weighted average number of common shares outstanding (millions)	1,212	1,214	1,224	1,213	1,225
Basic earnings per common share (1) (in dollars)	$1.03	$1.86	$1.74	$2.89	$3.46
Diluted earnings per common share
Net income attributable to common shareholders	$1,243	$2,262	$2,125	$3,505	$4,232
Dilutive impact of share-based payment options and others (2)	(22)	27	37	29	76
Net income attributable to common shareholders (diluted)	$1,221	$2,289	$2,162	$3,534	$4,308
Weighted average number of common shares outstanding (millions)	1,212	1,214	1,224	1,213	1,225
Dilutive impact of share-based payment options and others (2) (millions)	10	33	28	32	28
Weighted average number of diluted common shares outstanding (millions)	1,222	1,247	1,252	1,245	1,253
Diluted earnings per common share (1) (in dollars)	$1.00	$1.84	$1.73	$2.84	$3.44
(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)
Certain tandem stock appreciation rights or options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.